Accounts Receivable, Net - Schedule of Accounts Receivable and Allowance for Credit Losses (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Receivable and Allowance for Credit Losses [Abstract]
Accounts receivable	$ 11,742,416	$ 7,909,633
Less: allowance for credit losses	(280,407)	(107,598)	$ (2,810)
Accounts receivable, net	$ 11,462,009	$ 7,802,035